SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
Property, Plant and Equipment [Line Items]
Total		$ 4,064,908	$ 520,414	$ 2,159,936
Less: Accumulated depreciation		2,369,902	303,409	2,159,936
Net book value	$ 217,005	1,695,006	217,005
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		1,758,217	225,098	1,758,217
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total		292,724	37,476	292,724
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		1,904,972	243,886
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		$ 108,995	$ 13,954	$ 108,995